1933 Act File No. 333-16157
                                                    1940 Act File No. 811-07925

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.      ...........................
                            -----                                 -----

Post-Effective Amendment No.__19_                                 __X__
                              --                                    -

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   20  ........................................        X
              ------                                              -----

                                WESMARK FUNDS

              (Exact name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          Todd P. Zerega, Secretary,
                          Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_ X _ on _May 31, 2006 pursuant to paragraph (b)(1)(iii)
_ _ 60 days after filing pursuant to paragraph (a) (i)
__ _ on _________________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

__X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037







PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

            (a)               Conformed Copy of Declaration of
                              Trust of the Registrant; (1)
                  (i)         Conformed Copy of Amendment No. 1
                              to the Declaration of   Trust of
                              the Registrant; (2)
                  (ii)        Conformed Copy of Amendment No. 2
                              to the Declaration of   Trust of
                              the Registrant; (+)
                  (iii)       Conformed Copy of Amendment No. 3
                              to the Declaration of   Trust of
                              the Registrant; (+)
                  (iv)        Conformed Copy of Amendment No. 4
                              to the Declaration of   Trust of
                              the Registrant; (+)
            (b)               Copy of By-Laws of the Registrant;
                              (1)
                  (i)         Conformed Copy of Amendment No. 4
                              to the By-Laws of the Registrant
                              (10)
                  (ii)        Conformed Copy of Amendment No. 1
                              to the By-Laws of the Registrant;
                              (11)
                  (iii)       Conformed Copy of Amendment No. 2
                              to the By-Laws of the Registrant;
                              (11)
                  (iv)        Conformed Copy of Amendment No. 3
                              to the By-Laws of the Registrant;
                              (11)
                  (v)         Conformed Copy of Amendment No. 5
                              to the By-Laws of the Registrant;
                              (11)
                  (vi)        Conformed Copy of Amendment No. 6
                              to the By-Laws of the Registrant;
                              (12)
            (c)               Not applicable;
            (d)               Conformed Copy of Investment
                              Advisory Contract of the
                              Registrant; (8)
                  (i)         Conformed Copy of Exhibit A to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (ii)        Conformed Copy of Exhibit B to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (iii)       Conformed Copy of Exhibit C to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (iv)        Conformed Copy of Exhibit D to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (v)         Conformed Copy of Exhibit E to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (vi)        Conformed Copy of Amendment dated
                              May 10, 2001 to Investment Advisory
                              Agreement between WesMark Funds and
                              WesBanco Bank, Inc.; (9)
            (e)               Conformed Copy of Distributor's
                              Contract including Exhibit A of the
                              Registrant; (1)
                  (i)         Conformed Copy of Exhibit B to the
                              Distributor's Contract of the
                              Registrant; (2)
                  (ii)        Conformed Copy of Exhibits C & D to
                              the Distributor's Contract of the
                              Registrant; (4)
                  (iii)       Conformed Copy of Exhibit E to the
                              Distributor's Contract of the
                              Registrant; (12)
                  (iv)        Conformed Copy of Sales Agreement
                              with Edgewood Services, Inc.; (7)
                  (v)         Conformed Copy of Amendment dated
                              June 1, 2001 to Distributor's
                              Contract between WesMark Funds and
                              Edgewood Services, Inc.; (9)
                  (vi)        Conformed Copy of Amendment dated
                              October 1, 2003 to Distributor's
                              Contract between WesMark Funds and
                              Edgewood Services, Inc.; (12)
            (f)               Not applicable;
            (g)               Conformed Copy of Custodian
                              Contract of the Registrant; (1)
                  (i)         Conformed Copy of Exhibit 1 to the
                              Custodian Contract of the
                              Registrant (Schedule of Fees); (4)
                  (ii)        Conformed Copy of Amendment dated
                              June 1, 2001 to Custodian Contract
                              between WesMark Funds and WesBanco
                              Bank, Wheeling; (9)
            (h)   (i)         Conformed Copy of Agreement for
                              Fund Accounting, Administrative
                              Services, and Transfer Agency
                              Services of the Registrant; (1)
                  (ii)        Conformed Copy of Schedule A (Fund
                              Accounting Fees) of the Registrant;
                              (4)
                  (iii)       Conformed Copy of Schedule B (Fees
                              and Expenses of Transfer Agency) of
                              the Registrant; (4)
                  (iv)        Conformed Copy of Amendment dated
                              June 1, 2001 to Agreement for Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services
                              and Custody Services Procurement of
                              the Registrant; (9)
                  (v)         Conformed Copy of Amendment No. 2
                              to Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services of the Registrant;
                              (12)
                  (vi)        Conformed Copy of Amendment dated
                              October 1, 2003 to Agreement for
                              Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody
                              Services of the Registrant; (12)
                  (vii)       Conformed Copy of Amendment No. 3
                              to Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services of the Registrant;
                              (12)
                  (viii)      Conformed Copy of Amendment No. 4
                              to Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services of the Registrant;
                              (12)
                  (ix)        Conformed Copy of Shareholder
                              Services Agreement of the
                              Registrant; (1)
                  (x)         Conformed Copy of Amendment No. 1
                              to Schedule A of the Shareholder
                              Services Agreement of the
                              Registrant; (1)
                  (xi)        conformed Copy of Amendment No. 2
                              to Schedule A of the Shareholder
                              Services Agreement of the
                              Registrant; (4)
                  (xii)       Conformed Copy of Amendment No. 3
                              to Schedule A of the Shareholder
                              Services Agreement of the
                              Registrant; (12)
                  (xiii)      Conformed Copy of Electronic
                              Communications and Recordkeeping
                              Agreement of the Registrant; (2)
                  (xiv)       Conformed Copy of Transfer Agent
                              Services Agreement of the
                              Registrant; (12)
            (i)               Conformed Copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered; (2)
            (j)               Conformed Copy of Consent of
                              Independent Registered Public
                              Accounting Firm; (12)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital
                              Understanding;(2)
            (m)   (i)         Conformed Copy of Distribution Plan
                              including Exhibit A of the
                              Registrant; (1)
                  (ii)        Conformed Copy of Exhibit B to the
                              Distribution Plan of the
                              Registrant; (2)
                  (iii)       Conformed Copy of Exhibits C & D to
                              the Distribution Plan of the
                              Registrant; (4)
                  (iv)        Conformed Copy of Exhibit E to the
                              Distribution Plan of the
                              Registrant; (11)
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney
                              of the Registrant; (12)
                  (ii)        Conformed copy of Power of Attorney
                              of Chief Executive Officer of the
                              Registrant; (12)
                  (iii)       Conformed copy of Power of Attorney
                              of Chief Financial Officer and
                              Treasurer of the Registrant; (12)
            (p)   (i)         Code of Ethics for Access Persons
                              (12)
                  (ii)        WesBanco Bank Inc. Code of Ethics
                              (12)

--------------------------------
+ All exhibits filed electronically

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).
2.    Response is incorporated by reference to Registrant's
      Pre-Effective     Amendment No. 1 on Form N-1A filed
      February 4, 1997 (File Nos. 333-16157 and 811-7925).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed February 22, 2000 (File Nos. 333-16157 and 811-7925).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 31, 2001 (File Nos. 333-16157 and 811-7925).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 27, 2002 (File Nos. 333-16157 and 811-7925).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed March 26, 2003(File Nos. 333-16157 and 811-7925).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed March 25, 2004(File Nos. 333-16157 and 811-7925).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 31, 2005, (File Nos. 333-16157 and 811-7925).

Item 24.    Persons Controlled by or Under Common Control with
            ---------------------------------------------------
            Registrant
            ----------

            None

Item 25.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's Background" in Part A. The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.


(1)                    (2)                        (3)
NAME                   POSITION WITH THE          OTHER SUBSTANTIAL
                       ADVISOR                       BUSINESS, PROFESSION,
                                                     VOCATION OR EMPLOYMENT


Schmitt, Jerome B      Executive Vice President   WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
Ellwood, David B       Senior Vice President      WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
Ferdon, Deborah        Vice President, CCO        WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
                                                  Previous:
                                                  Vice President, CCO Provident
                                                  Investment Advisers, Provident
                                                  Riverfront Funds & Provident
                                                  Securities & Investments
                                                  3 East Fourth Street
                                                  Cincinnati, OH   45202




Item 27.    Principal Underwriters:
            -----------------------

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  BBH Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Hibernia Funds, The
                  Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler               Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                   Assistant Secretary,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable


Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for service at the above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7010

Boston Financial Data Services
("Transfer Agent and Dividend             66 Brooks Drive
Dispersing Agent")                        Braintree, MA  02184


Federated Services Company
("Administrator")                         Federated Investors
Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

WesBanco Investment Department            One Bank Plaza
("Adviser")                               Wheeling, WV 26003

WesBanco Bank                             One Bank Plaza
("Custodian")                             Wheeling, WV 26003


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.




                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of May, 2006.

                           WESMARK FUNDS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Secretary

      Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    TITLE                      DATE
      ----                    -----                      ----

By:  /s/ Todd P. Zerega       Attorney In Fact           May 16, 2006
Todd P. Zerega                For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                                  TITLE

Robert E. Kirkbride*                Chairman and Trustee

Jerome B. Schmitt*                  President
                                    (Principal Executive Officer)

Charles  L. Davis, Jr.*             Chief Executive Officer

Richard N. Paddock*                 Treasurer and Chief Financial
Officer (Principal Financial Officer)

Lawrence E. Bandi*                  Trustee

Robert P. W. Kanters*               Trustee

Mark E. Kaplan*                     Trustee

* By Power of Attorney